Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2023 (Unaudited)

Shares/PAR		Value
	COMMON STOCKS - 93.7%
	Air Freight & Logistics - 3.2%
41,100	FedEx Corp.	$10,188,690

	Banks - 6.9%
206,000	Citigroup, Inc.	9,484,240
293,000	Wells Fargo & Co.	12,505,240
		21,989,480
	Biotechnology - 4.2%
60,500	United Therapeutics Corp. (b)	13,355,375

	Chemicals - 4.0%
240,000	Dow, Inc.	12,782,400

	Consumer Finance - 2.2%
258,000	Ally Financial, Inc.	6,968,580

	Consumer Staples Distribution - 4.0%
88,500	Dollar Tree, Inc. (b)	12,699,750

	Diversified Telecommunication Services - 3.3%
656,000	AT&T, Inc.	10,463,200

	Entertainment - 1.8%
454,000	Warner Bros. Discovery, Inc. (b)	5,693,160

	Financial Services - 7.4%
530,000	Equitable Holdings, Inc.	14,394,800
173,000	Fidelity National Information Services, Inc.	9,463,100
		23,857,900

	Food Products - 3.8%
238,000	Tyson Foods, Inc.	12,147,520

	Gas Utilities - 3.9%
246,000	National Fuel Gas Co.	12,634,560

	Health Care Providers & Services - 8.7%
78,000	AmerisourceBergen Corp.	15,009,540
183,500	CVS Health Corp.	12,685,355
		27,694,895
	Hotels, Restaurants & Leisure - 3.2%
176,000	Las Vegas Sands Corp. (b)	10,208,000

	Insurance - 5.8%
106,000	Allstate Corp.	11,558,240
120,500	American International Group, Inc.	6,933,570
		18,491,810
	IT Services - 6.4%
253,500	DXC Technology Co. (b)	6,773,520
101,000	International Business Machines Corp.	13,514,810
		20,288,330
	Machinery - 3.2%
226,500	CNH Industrial NV (a)	3,261,600
83,000	Oshkosh Corp.	7,186,970
		10,448,570
	Oil, Gas & Consumable Fuels - 5.9%
79,500	Chevron Corp.	12,509,325
163,500	Murphy Oil Corp.	6,262,050
		18,771,375
	Pharmaceuticals - 4.2%
116,000	Merck & Co., Inc.	13,385,240

	Semiconductors & Semiconductor Equipment - 4.2%
400,000	Intel Corp.	13,376,000

	Specialty Retail - 0.9%
41,500	Advance Auto Parts, Inc.	2,917,450

	Textiles, Apparel & Luxury Goods - 2.1%
155,000	Tapestry, Inc.	6,634,000

	Tobacco - 4.4%
143,000	Philip Morris International, Inc.	13,959,660

	TOTAL COMMON STOCKS (Cost $243,916,876)	298,955,945

	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUND - 2.7%
8,624,175	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 4.956% (c)	8,624,175
	TOTAL MONEY MARKET FUND (cost $8,624,175)

	U.S. TREASURY BILLS - 3.5%
$3,400,000	5.065%, 7/27//23 (d)	3,388,638
3,200,000	5.250%, 8/24/23 (d)	3,176,076
4,700,000	5.180%, 9/28/23 (d)	4,641,349
	TOTAL U.S. TREASURY BILLS (Cost $11,202,174)	11,206,063
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,826,349)	19,830,238

	Total Investments in Securities (Cost $263,743,225) - 99.9%	318,786,183
	Other Assets in Excess of Liabilities - 0.1%	376,627
	NET ASSETS - 100.0%	$319,162,810

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2023.
(d)	Rate shown is the discount rate at June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Partners Fund
Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$16,156,360	$-	$-	$16,156,360
Consumer Discretionary	19,759,450	-	-	19,759,450
Consumer Staples	38,806,930	-	-	38,806,930
Energy	18,771,375	-	-	18,771,375
Financials	71,307,770	-	-	71,307,770
Health Care	54,435,510	-	-	54,435,510
Industrials	20,637,260	-	-	20,637,260
Information Technology	33,664,330	-	-	33,664,330
Materials	12,782,400	-	-	12,782,400
Utilities	12,634,560	-	-	12,634,560
Total Common Stocks	298,955,945	-	-	298,955,945
Money Market Fund	8,624,175	-	-	8,624,175
U.S. Treasury Bills	-	11,206,063	-	11,206,063
Total Investments in Securities	$307,580,120	$11,206,063	$-	$318,786,183

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.